Other income and expenses (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other Operating Income	$ 237,706,231,000	$ 111,837,412,000	$ 66,235,117,000
Other Operating Income	237,706,231,000	111,837,412,000	66,235,117,000
Insurance
Statement [Line Items]
Other Operating Income	0	4,174,622	0
Others
Statement [Line Items]
Other Operating Income	1,003,844,000	793,625,000	524,901,000
Interest Earned from Customers
Statement [Line Items]
Other Operating Income	33,388,985,000	20,714,927,000	21,902,168,000
Foreign Exchange Difference, Net
Statement [Line Items]
Other Operating Income	190,654,483,000	85,079,807,000	41,734,061,000
Recovery related to discount of tax credits
Statement [Line Items]
Other Operating Income	0	818,538	1,436,000,000
Income from sale of property, plant and equipment
Statement [Line Items]
Other Operating Income	0	61,955	637,987,000
Net recovery related to the provision for lawsuits and claims
Statement [Line Items]
Other Operating Income	0	192,207	0
Net recovery related to the allowance for doubtful accounts
Statement [Line Items]
Other Operating Income	0	1,731	0
Income from growth and revaluation of biological assets
Statement [Line Items]
Other Operating Income	$ 12,658,919,000	$ 0	$ 0